Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement Bond Portfolio
		Fair Value Measurement
March 31, 2015	Fair Value	Level 3

Bond portfolio	$8,690,790	$8,690,790

		Fair Value Measurement
December 31, 2014	Fair Value	Level 3

Bond portfolio	$8,808,603	$8,808,603

		Fair Value Measurement
December 31, 2014	Fair Value	Level 3

Bond portfolio	$8,808,603	$8,808,603

		Fair Value Measurement
December 31, 2013	Fair Value	Level 3

Bond portfolio	$9,079,442	$9,079,442

Changes In Fair Value Measurement Bond Portfolio
Bond Portfolio

Balance at December 31, 2014	$8,808,603
Purchases	4,053
Proceeds	(121,866)
Balance at March 31, 2015	$8,690,790

Bond Portfolio

Balance at December 31, 2013	$9,079,442
Purchases	1,983,250
Proceeds	(2,254,089)
Balance at December 31, 2014	$8,808,603

Fair Value Measurement Impaired Loans and Real Estate Held For Sale
	March 31, 2015
	Level 1	Level 2	Level 3	Fair Value at March 31, 2015
Impaired Loans	$—	$—	$1,513,726	$1,513,726
Real estate held for resale	—	517,422	—	517,422
	$—	$517,422	$1,513,726	$2,031,148

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value at December 31, 2014
Impaired Loans	$—	$—	$1,536,006	$1,536,006
Real estate held for resale	—	517,422	—	517,422
	$—	$517,422	$1,536,006	$2,053,428

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value at December 31, 2013
Impaired Loans	$—	$—	$1,049,673	$1,049,673
Real estate held for resale	—	562,722	—	562,722
	$—	$562,722	$1,049,673	$1,612,395

Changes in Fair Value Measurements Impaired Loans and Real Estate Held for Sale
	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value at December 31, 2014
Impaired Loans	$—	$—	$1,536,006	$1,536,006
Real estate held for resale	—	517,422	—	517,422
	$—	$517,422	$1,536,006	$2,053,428

	Fair Value Measurement Level 3	Fair Value Measurement Level 2

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2013	$1,049,673	$562,722
Additions/Acquisitions	631,255	—
Dispositions/Proceeds	—	(300)
Impairment for other than temporary losses	(144,922)	(45,000)
Balance at December 31, 2014	$1,536,006	$517,422